Loan From Third Parties	6 Months Ended
Sep. 30, 2024
Loan from third parties [Abstract]
LOAN FROM THIRD PARTIES

Note 10 – LOAN FROM THIRD PARTIES

From May to September 2024, the Company through its subsidiary, Tianjin Wangyi Cloud Technology Co., Ltd. entered into four loan agreements with a third party to borrow approximately a total of US$4.6 million (RMB 32.6 million) with an annual interest of nil. The loan terms were one year for each of the loans.